Quarterly Report
September 30, 2025
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
September 30, 2025

Page
Schedule of Investments	1
Notes to Schedule of Investments	8

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.3% †
Arizona - 1.8%
City of Mesa Utility System Revenue, AZ Revenue, AG
5.00% 07/01/32	$500,000	$569,834
City of Mesa Utility System Revenue, AZ Revenue
5.00% 07/01/43	1,500,000	1,542,775
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	909,581
5.00% 07/01/31	2,650,000	2,772,608
Maricopa County Unified School District No. 80 Chandler, AZ GO
4.00% 07/01/32	2,890,000	2,945,598
Maricopa County Union High School District No. 216 Agua Fria, AZ GO
5.00% 07/01/43	1,275,000	1,364,501
Salt River Project Agricultural Improvement & Power District, AZ Revenue
5.00% 01/01/47	4,730,000	4,945,348
		15,050,245
Arkansas - 0.1%
City of Bentonville Sales & Use Tax Revenue, AR Revenue
5.00% 11/01/34	500,000	544,513
California - 5.1%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,169,503
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/34	1,645,000	1,702,803
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	10,000,000	10,189,840
Northern California Transmission Agency, CA Revenue
5.00% 05/01/37	3,610,000	3,644,757
Oakland Unified School District/Alameda County, CA GO, AG
5.00% 08/01/35	1,000,000	1,147,103
Oakland Unified School District/Alameda County, CA GO
5.00% 08/01/37	890,000	910,365
Sacramento Municipal Utility District, CA Revenue
5.00% 08/15/48	1,000,000	1,055,351
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,122,944
San Diego Unified School District, CA GO
4.00% 07/01/53	1,000,000	938,454
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/36	3,195,000	3,450,417
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,496,827
Santa Cruz City High School District, CA GO
4.00% 08/01/40	1,200,000	1,201,173
Southern California Public Power Authority, CA Revenue
5.00% 09/01/30	500,000	534,376
State of California, CA GO
4.00% 09/01/47	2,000,000	1,937,659
4.75% 12/01/42	1,000,000	1,035,931
5.00% 03/01/27 - 08/01/30	7,285,000	7,568,096
5.00% 08/01/36 (a)	500,000	580,109
University of California, CA Revenue
4.00% 05/15/46	1,800,000	1,690,735
5.00% 05/15/46	2,000,000	2,095,933
		43,472,376
Colorado - 2.9%
Adams & Arapahoe Counties Joint School District 28J Aurora, CO GO, State Aid Withholding
5.00% 12/01/32	2,000,000	2,043,436
Adams & Arapahoe Counties Joint School District 28J Aurora, CO GO, BAM
5.50% 12/01/54	1,100,000	1,171,515
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	942,763
Board of Water Commissioners City & County of Denver, CO Revenue
5.00% 09/15/47	2,000,000	2,013,000
Cherokee Metropolitan District, CO Revenue, BAM
4.00% 08/01/45	2,700,000	2,601,555
City & County of Denver Airport System Revenue, CO Revenue
4.00% 12/01/37	1,000,000	978,584
	Principal Amount	Fair Value
5.00% 11/15/29 - 11/15/41	$4,105,000	$4,268,771
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,260,743
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42 - 11/15/47	4,085,000	4,120,384
Colorado Health Facilities Authority, CO Revenue
4.00% 05/15/52	1,500,000	1,351,108
5.00% 05/15/34 - 05/15/35	2,400,000	2,692,857
		24,444,716
Connecticut - 1.8%
City of New Haven, CT GO, AG
5.00% 08/01/33	1,000,000	1,136,429
Connecticut State Health & Educational Facilities Authority, CT Revenue
2.95% 07/01/49 (b)	1,000,000	1,001,790
5.00% 07/01/33	500,000	581,254
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	4,015,000	4,075,485
5.00% 07/01/36	1,090,000	1,232,850
State of Connecticut, CT GO, AG
4.00% 04/15/38	2,000,000	2,012,319
State of Connecticut, CT GO
5.00% 09/15/26 - 03/15/30	3,500,000	3,665,487
5.00% 08/15/36 (a)	500,000	574,157
University of Connecticut, CT Revenue
5.00% 05/01/39	1,015,000	1,101,725
		15,381,496
Delaware - 0.6%
Delaware Transportation Authority, DE Revenue
5.00% 06/01/55	1,000,000	999,975
State of Delaware, DE GO
3.50% 03/01/33	2,000,000	2,003,684
5.00% 05/01/38	1,500,000	1,664,851
		4,668,510
District of Columbia - 3.6%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	10,575,000	10,321,689
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,186,773
District of Columbia, DC GO
4.00% 06/01/35	1,000,000	1,002,576
District of Columbia, DC Revenue
5.00% 04/01/42 (c)	1,820,000	1,887,184
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/29 - 10/01/47	9,645,000	10,333,030
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/42	5,000,000	5,083,469
		30,814,721
Florida - 7.3%
Central Florida Tourism Oversight District, FL GO
5.00% 06/01/40	1,000,000	1,089,711
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,290,719
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	989,801
5.50% 09/01/53	1,500,000	1,613,775
City of Miami, FL Revenue
5.00% 01/01/44	500,000	531,498
City of St. Petersburg Public Utility Revenue, FL Revenue
5.00% 10/01/52	1,000,000	1,028,144
City of Tallahassee Energy System Revenue, FL Revenue
5.00% 10/01/36	500,000	571,303
City of Tampa Water & Wastewater System Revenue, FL Revenue
5.00% 10/01/54	1,500,000	1,538,830
5.25% 10/01/57	7,000,000	7,347,609
County of Hillsborough, FL GO
5.00% 07/01/53	2,825,000	2,938,021
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,648,827
County of Miami-Dade Seaport Department, FL Revenue, AG
4.00% 10/01/40	3,000,000	2,922,600

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
County of Miami-Dade Seaport Department, FL Revenue
4.00% 10/01/50	$2,485,000	$2,129,820
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,233,300
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/37 - 10/01/48	12,500,000	12,017,643
5.00% 10/01/36	1,000,000	1,135,180
Florida Development Finance Corp., FL Revenue, AG
5.25% 07/01/47	1,500,000	1,475,394
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	1,085,000	1,112,015
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue, BAM
5.00% 11/01/39	2,560,000	2,752,256
JEA Electric System Revenue, FL Revenue
5.00% 10/01/36	1,515,000	1,709,988
School Board of Miami-Dade County, FL GO, BAM
5.00% 03/15/47	5,000,000	5,192,268
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	999,223
5.00% 07/01/38	1,000,000	1,106,011
State of Florida, FL GO
4.00% 07/01/51	3,950,000	3,708,026
Sumter County School Board, FL COP, AG
5.00% 01/01/35	500,000	567,223
Tampa Bay Water, FL Revenue
5.00% 10/01/32	1,000,000	1,151,223
West Palm Beach Community Redevelopment Agency, FL Tax Allocation Revenue, AG
5.00% 03/01/33	1,000,000	1,067,845
Wildwood Utility Dependent District, FL Revenue, AG
5.25% 10/01/38	1,000,000	1,102,456
		61,970,709
Georgia - 1.9%
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/37 - 07/01/38	2,000,000	1,977,908
City of Atlanta Water & Wastewater Revenue, GA Revenue, AG
5.75% 11/01/30	3,000,000	3,468,533
County of Fulton, GA GO
4.00% 07/01/40	1,000,000	1,001,565
Georgia Ports Authority, GA Revenue
4.00% 07/01/51	5,000,000	4,610,181
Jackson County School District, GA GO, State Aid Withholding
5.00% 03/01/36	750,000	863,260
Private Colleges & Universities Authority, GA Revenue
4.00% 09/01/36 - 10/01/46	4,055,000	3,899,763
Upper Oconee Basin Water Authority, GA Revenue
5.00% 07/01/44	500,000	530,726
		16,351,936
Hawaii - 0.0%*
City & County of Honolulu, HI GO
5.00% 09/01/30	50,000	53,596
Illinois - 7.2%
Chicago Midway International Airport, IL Revenue, BAM
5.00% 01/01/33	450,000	497,989
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/35 - 01/01/48	13,175,000	13,450,509
5.25% 01/01/42	8,000,000	8,098,693
Chicago Park District, IL GO, BAM-TCRS
4.00% 01/01/41	1,000,000	934,657
Chicago Park District, IL GO
5.00% 01/01/35 - 01/01/40	1,500,000	1,603,224
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,759,954
City of Chicago Wastewater Transmission Revenue, IL Revenue, BAM
5.00% 01/01/38	1,340,000	1,461,688
City of Chicago Wastewater Transmission Revenue, IL Revenue, AG
5.50% 01/01/62	5,035,000	5,270,918
Illinois Finance Authority, IL Revenue
4.00% 11/01/39	1,000,000	978,951
5.00% 04/01/35 - 10/01/41	2,000,000	2,134,615
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44 - 01/01/46	4,900,000	4,546,046
	Principal Amount	Fair Value
5.00% 01/01/37 - 01/01/46	$6,330,000	$6,382,345
Lake County School District No. 112 North Shore, IL GO
4.00% 12/01/38	1,000,000	1,009,037
Sales Tax Securitization Corp., IL Revenue
5.00% 01/01/33	1,525,000	1,718,670
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,551,200
State of Illinois Sales Tax Revenue, IL Revenue
5.00% 06/15/38	1,000,000	1,088,228
State of Illinois, IL GO
5.00% 10/01/30 - 02/01/38	4,675,000	5,048,486
5.50% 05/01/30	2,000,000	2,159,096
		60,694,306
Indiana - 1.6%
Indiana Finance Authority, IN Revenue
5.25% 10/01/52	3,105,000	3,211,952
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	2,160,000	2,223,223
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,295,257
5.00% 01/01/30 - 01/01/48	4,605,000	4,931,044
		13,661,476
Iowa - 0.6%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue, AG
4.00% 07/01/34	1,055,000	1,097,848
City of Ames, IA GO
5.00% 06/01/32	1,090,000	1,216,553
Iowa Finance Authority, IA Revenue
5.00% 08/01/36	2,035,000	2,285,166
		4,599,567
Kansas - 0.3%
City of Lawrence Water & Sewage System Revenue, KS Revenue
4.00% 11/01/40	2,420,000	2,365,527
Kentucky - 0.8%
Kentucky State Property & Building Commission, KY Revenue
5.00% 04/01/37	2,525,000	2,581,249
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	957,559
Northern Kentucky University, KY Revenue, State Intercept
5.00% 09/01/33	2,000,000	2,276,014
University of Kentucky, KY Revenue, State Intercept
4.00% 04/01/41	1,000,000	979,399
		6,794,221
Louisiana - 0.2%
Iberia Parishwide School District, LA GO
5.00% 03/01/41	1,525,000	1,631,487
Maine - 0.4%
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	1,904,429
Regional School Unit No. 14, ME GO
5.00% 11/01/31	500,000	567,170
Town of Bar Harbor, ME GO
5.00% 09/01/38	575,000	643,686
		3,115,285
Maryland - 1.9%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	2,928,027
5.00% 07/01/33 - 07/01/35	2,155,000	2,203,809
County of Baltimore, MD GO
4.00% 03/01/41	1,195,000	1,196,478
5.00% 03/01/45	5,985,000	6,296,086
County of Prince George's, MD GO
5.00% 07/15/33	1,000,000	1,058,558
Washington Suburban Sanitary Commission, MD Revenue
4.00% 06/01/47	2,000,000	1,926,493
		15,609,451

See Notes to Schedule of Investments.
2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Massachusetts - 5.3%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	$2,000,000	$1,868,407
Commonwealth of Massachusetts, MA GO
5.00% 08/01/33 - 09/01/51	8,990,000	9,507,044
5.25% 04/01/42	1,950,000	1,988,888
Commonwealth of Massachusetts, MA Revenue, NATL
5.50% 01/01/34	3,950,000	4,500,149
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	5,020,000	5,178,084
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
4.00% 07/01/48	1,250,000	1,172,305
5.00% 07/01/36 - 07/01/38	1,805,000	2,031,795
Massachusetts Development Finance Agency, MA Revenue
4.00% 10/01/44 - 10/01/46	9,015,000	8,468,307
4.00% 06/01/49 (c)	1,000,000	1,052,609
Massachusetts State College Building Authority, MA Revenue, State Intercept
4.00% 05/01/39	1,440,000	1,448,275
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/40 - 05/01/43	3,015,000	2,945,425
Northeast Metropolitan Regional Vocational School District, MA GO
4.00% 04/15/47	1,500,000	1,394,250
Town of Andover, MA GO
4.00% 07/15/52	2,605,000	2,431,229
Town of East Longmeadow, MA GO
4.00% 11/01/49	1,000,000	931,835
		44,918,602
Michigan - 1.6%
Ann Arbor School District, MI GO
5.00% 05/01/39	1,000,000	1,108,043
City of Kalamazoo, MI GO, BAM
5.00% 10/01/36	1,015,000	1,139,696
City of Lansing, MI GO, AG
5.00% 06/01/43	1,000,000	1,048,411
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/33 - 07/01/36	2,850,000	3,026,644
Great Lakes Water Authority Water Supply System Revenue, MI Revenue
5.00% 07/01/35	1,000,000	1,139,245
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,474,902
Michigan State University, MI Revenue
5.00% 08/15/41	600,000	647,829
University of Michigan, MI Revenue
5.00% 04/01/50	3,120,000	3,216,162
Warren Consolidated Schools, MI GO, Q-SBLF
5.00% 05/01/35	715,000	720,052
		13,520,984
Minnesota - 2.7%
City of Bloomington, MN GO
5.00% 02/01/38	1,630,000	1,834,271
City of Minneapolis, MN GO
3.00% 12/01/34	1,315,000	1,290,693
4.00% 12/01/41	1,125,000	1,131,414
City of Rochester, MN Revenue
4.00% 11/15/48	5,000,000	4,644,253
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	2,500,000	2,446,935
County of Hennepin, MN GO
5.00% 12/01/38	1,000,000	1,032,183
County of St. Louis, MN GO
3.00% 12/01/31	1,545,000	1,549,063
Dover & Eyota Independent School District No. 533, MN GO, School District Credit Enhancement Program
4.00% 02/01/40	1,285,000	1,300,817
Maple River Independent School District No. 2135, MN GO, School District Credit Enhancement Program
5.00% 02/01/28	750,000	795,281
Redwood Area Schools Independent School District No. 2897, MN GO, School District Credit Enhancement Program
4.00% 02/01/36	1,705,000	1,742,858
	Principal Amount	Fair Value
State of Minnesota Department of Iron Range Resources & Rehabilitation, MN Revenue
5.00% 10/01/32	$1,015,000	$1,155,423
State of Minnesota, MN GO
5.00% 08/01/36 - 08/01/37	3,000,000	3,249,702
Stillwater Independent School District No. 834, MN GO, School District Credit Enhancement Program
4.00% 02/01/41	1,000,000	1,000,155
		23,173,048
Mississippi - 0.1%
Mississippi Development Bank, MS Revenue
5.00% 01/01/32	500,000	563,916
Missouri - 1.1%
City of St. Louis, MO GO
5.00% 02/15/43	800,000	834,458
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 07/01/46 - 11/15/48	4,200,000	3,841,415
5.00% 04/01/35	1,500,000	1,710,821
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34	1,000,000	1,138,024
St. Louis County School District C-2 Parkway, MO GO
4.00% 03/01/39	1,395,000	1,414,402
		8,939,120
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO
5.00% 07/01/35	1,570,000	1,642,131
Nevada - 0.4%
Clark County School District, NV GO, BAM-TCRS
5.00% 06/15/37	1,000,000	1,094,365
County of Clark, NV GO
4.00% 06/01/37	2,000,000	2,022,512
		3,116,877
New Hampshire - 0.1%
New Hampshire Municipal Bond Bank, NH Revenue
4.00% 08/15/43	1,000,000	957,730
New Jersey - 4.9%
Madison Borough Board of Education, NJ GO
4.00% 08/15/41	1,000,000	989,218
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/41 (c)	4,250,000	4,377,272
5.00% 06/15/43	4,500,000	4,604,601
New Jersey Educational Facilities Authority, NJ Revenue
5.00% 08/01/33 - 03/01/40	2,750,000	3,063,092
5.50% 09/01/30 - 09/01/33	13,700,000	14,016,208
New Jersey Transportation Trust Fund Authority, NJ Revenue
5.00% 12/15/34 - 06/15/45	8,430,000	8,888,148
New Jersey Turnpike Authority, NJ Revenue
5.00% 01/01/29 - 01/01/48	5,390,000	5,726,212
		41,664,751
New Mexico - 0.3%
County of Santa Fe, NM GO
4.00% 07/01/34	1,000,000	1,040,673
State of New Mexico, NM GO
5.00% 03/01/33	1,500,000	1,632,376
		2,673,049
New York - 10.0%
City of New York, NY GO
4.00% 08/01/39	1,155,000	1,155,978
5.00% 08/01/27 - 08/01/33	4,385,000	4,689,241
Empire State Development Corp., NY Revenue
4.00% 03/15/44	1,000,000	944,224
5.00% 03/15/54 - 03/15/57	4,000,000	4,121,441
Hudson Yards Infrastructure Corp., NY Revenue
4.00% 02/15/44	4,500,000	4,246,652
5.00% 02/15/36 - 02/15/42	4,635,000	4,736,809
Hudson Yards Infrastructure Corp., NY Revenue, AG
4.00% 02/15/47	5,830,000	5,431,327
Long Island Power Authority, NY Revenue
5.00% 09/01/29 - 09/01/40	1,300,000	1,430,018

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Metropolitan Transportation Authority Dedicated Tax Fund, NY Special Tax
4.00% 11/15/46	$1,500,000	$1,402,871
Metropolitan Transportation Authority, NY Revenue
5.25% 11/15/55	1,000,000	1,019,509
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/52	13,535,000	12,686,001
5.00% 06/15/41	1,755,000	1,849,478
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/32 - 02/01/47	4,850,000	5,123,990
New York City Transitional Finance Authority, NY Revenue
5.00% 11/01/29 - 05/01/36	2,000,000	2,220,552
5.50% 05/01/53	2,500,000	2,676,759
New York Liberty Development Corp., NY Revenue
5.25% 10/01/35	1,000,000	1,149,836
New York Power Authority, NY Revenue, AG
5.13% 11/15/58	2,020,000	2,103,144
New York State Dormitory Authority, NY Revenue
4.00% 08/01/38 - 02/15/47	7,350,000	7,098,846
5.00% 03/15/38	1,205,000	1,336,868
New York State Dormitory Authority, NY Revenue, AG
5.00% 07/01/36	500,000	565,696
New York State Environmental Facilities Corp., NY Revenue
5.00% 06/15/42	5,000,000	5,087,025
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	1,901,953
5.00% 01/01/51	810,000	807,861
New York Transportation Development Corp., NY Revenue
5.00% 12/01/37 - 06/30/60	2,700,000	2,660,748
5.50% 06/30/39	1,000,000	1,054,214
Onondaga County Trust for Cultural Resources, NY Revenue
5.00% 12/01/45	1,000,000	1,030,312
Port Authority of New York & New Jersey, NY Revenue
5.00% 12/01/28 - 07/15/38	2,000,000	2,128,320
Troy Capital Resource Corp., NY Revenue
5.00% 09/01/39	1,400,000	1,451,840
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/40 - 12/15/50	2,185,000	2,365,077
		84,476,590
North Carolina - 1.3%
City of Charlotte Airport Revenue, NC Revenue
4.00% 07/01/36	1,500,000	1,509,070
5.00% 07/01/48	3,000,000	3,119,464
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	3,029,221
County of Union, NC GO
5.00% 09/01/37	1,500,000	1,672,552
County of Wake, NC Revenue
5.00% 05/01/31	500,000	565,608
North Carolina Turnpike Authority, NC Revenue, AG
5.00% 01/01/29	1,190,000	1,222,138
		11,118,053
Ohio - 1.1%
City of Cleveland, OH GO
5.00% 12/01/29	1,250,000	1,254,137
City of Columbus, OH GO
5.00% 04/01/35	1,020,000	1,085,370
Dublin City School District, OH GO
4.00% 12/01/30	1,010,000	1,055,255
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,021,715
Ohio Water Development Authority, OH Revenue
5.00% 12/01/40	1,000,000	1,100,474
Shaker Heights City School District, OH GO
5.25% 12/15/59	2,900,000	3,046,831
State of Ohio, OH Revenue
5.00% 12/15/28	760,000	772,398
		9,336,180
Oklahoma - 1.3%
City of Oklahoma City, OK GO
5.00% 03/01/28 - 03/01/35	3,975,000	4,293,869
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41 - 04/01/48	2,000,000	1,939,396
5.00% 04/01/36 - 04/01/40	1,100,000	1,221,224
	Principal Amount	Fair Value
Tulsa Metropolitan Utility Authority, OK Revenue
4.00% 04/01/39	$1,000,000	$1,007,613
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,527,429
		10,989,531
Oregon - 1.5%
City of Bend, OR GO
5.00% 06/01/34	1,000,000	1,162,388
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	3,300,000	3,448,710
Multnomah-Clackamas Counties Centennial School District No. 28JT, OR GO, School Bond Guaranty
5.00% 06/15/45	4,000,000	4,112,160
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/29 - 07/01/34	2,000,000	2,129,532
State of Oregon Department of Transportation, OR Revenue
5.00% 11/15/29	1,040,000	1,080,230
Tri-County Metropolitan Transportation District of Oregon, OR Revenue
5.00% 10/01/30	1,000,000	1,049,741
		12,982,761
Pennsylvania - 6.3%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,271,969
Bethlehem Area School District, PA GO, BAM, State Aid Withholding
5.00% 08/01/33	500,000	565,121
Bucks County Water & Sewer Authority, PA Revenue, AG
5.25% 12/01/47	1,700,000	1,798,858
Chester County Industrial Development Authority, PA Revenue, BAM
5.00% 08/01/32	1,000,000	1,105,943
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	2,914,507
5.00% 07/01/28 - 07/01/31	2,900,000	3,148,951
City of Philadelphia Water & Wastewater Revenue, PA Revenue
5.00% 10/01/33 - 10/01/48	13,000,000	13,419,977
City of Philadelphia Water & Wastewater Revenue, PA Revenue, AG
5.00% 09/01/35	500,000	578,345
City of Philadelphia, PA GO
5.00% 08/01/33 - 05/01/35	1,500,000	1,666,252
City of Pittsburgh, PA GO
5.00% 09/01/32	750,000	817,741
Commonwealth of Pennsylvania, PA GO
4.00% 09/15/34 - 09/01/43	3,575,000	3,529,353
County of Allegheny, PA GO
5.00% 12/01/37	630,000	691,985
County of Delaware, PA GO
5.00% 08/01/48	1,010,000	1,043,865
Lehigh County General Purpose Authority, PA Revenue
5.00% 02/01/29	850,000	900,811
Middletown Area School District, PA GO, AG, State Aid Withholding
4.00% 03/01/36	1,000,000	1,005,243
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 02/15/43 - 08/15/49	3,250,000	2,987,017
5.00% 05/01/41	1,000,000	1,004,083
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
5.25% 12/01/44	7,500,000	7,634,221
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32	1,110,000	1,209,269
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	3,300,000	3,398,538
Phoenixville Area School District, PA GO, State Aid Withholding
4.00% 11/15/38	1,000,000	996,140
Temple University-of The Commonwealth System of Higher Education, PA Revenue, AG
5.00% 04/01/34	130,000	149,311
Upper Merion Area School District, PA GO, State Aid Withholding
4.00% 01/15/46	1,450,000	1,355,319
		53,192,819

See Notes to Schedule of Investments.
4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., RI Revenue, BAM
5.00% 05/15/35 (a)	$530,000	$610,373
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, RI Revenue
5.00% 10/01/26	2,000,000	2,004,076
		2,614,449
South Carolina - 1.3%
Anderson County School District No. 5, SC GO
5.00% 03/01/30	1,000,000	1,010,187
Beaufort County School District, SC GO
4.00% 03/01/33	2,200,000	2,300,995
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/48	1,100,000	1,138,878
Clemson University, SC Revenue
3.00% 05/01/33	1,795,000	1,766,118
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,905,191
Spartanburg County School District No. 4, SC GO
5.00% 03/01/47	2,745,000	2,835,615
		10,956,984
Tennessee - 1.8%
City of Knoxville Electric System Revenue, TN Revenue
5.00% 07/01/41 - 07/01/43	2,710,000	2,822,710
City of Knoxville Wastewater System Revenue, TN Revenue
3.50% 04/01/38	3,000,000	2,918,387
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, TN Revenue
5.00% 12/01/28	500,000	539,835
City of Memphis, TN GO
4.00% 05/01/38	2,345,000	2,350,208
County of Montgomery, TN GO
4.00% 06/01/36	1,250,000	1,272,352
County of Rutherford, TN GO
3.00% 04/01/35	2,000,000	1,914,568
Tennessee State School Bond Authority, TN Revenue, State Intercept
5.00% 11/01/52	3,280,000	3,391,588
		15,209,648
Texas - 8.2%
Arlington Higher Education Finance Corp., TX Revenue, Permanent School Fund
5.00% 02/15/35	1,550,000	1,551,156
Austin Independent School District, TX GO, Permanent School Fund
5.25% 08/01/49	1,000,000	1,064,335
Azle Independent School District, TX GO, Permanent School Fund
5.00% 02/15/32	1,000,000	1,135,132
Barbers Hill Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,500,000	1,389,604
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/31 - 08/15/40	1,000,000	1,117,983
Central Texas Turnpike System, TX Revenue
5.00% 08/15/32 - 08/15/38	3,500,000	3,916,959
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,098,897
City of Austin Electric Utility Revenue, TX Revenue
5.00% 11/15/40	605,000	653,536
City of Austin Water & Wastewater System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,139,168
City of El Paso Water & Sewer Revenue, TX Revenue
5.00% 03/01/34	500,000	568,308
City of Fort Worth Water & Sewer System Revenue, TX Revenue
4.00% 02/15/35	2,530,000	2,568,076
City of Frisco, TX GO
5.00% 02/15/41	1,000,000	1,068,646
City of Galveston Wharves & Terminal Revenue, TX Revenue
5.00% 08/01/27 - 08/01/34	1,500,000	1,588,687
City of Garland Electric Utility System Revenue, TX Revenue, AG
5.00% 03/01/44	1,400,000	1,460,077
	Principal Amount	Fair Value
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	$1,500,000	$1,584,762
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,131,740
City of McKinney, TX GO
4.00% 08/15/44	1,000,000	959,276
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,380,212
Conroe Independent School District, TX GO, Permanent School Fund
5.00% 02/15/31	500,000	561,662
County of El Paso, TX GO
5.00% 02/15/32	1,025,000	1,061,727
County of Harris Toll Road Revenue, TX Revenue
5.00% 08/15/35	1,500,000	1,708,077
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27 - 11/01/40	2,830,000	3,021,589
Dickinson Independent School District, TX GO, Permanent School Fund
4.00% 02/15/43	1,000,000	972,302
Forney Independent School District, TX GO, Permanent School Fund
5.00% 08/15/39	1,200,000	1,295,272
Fort Bend County Texas Public Facility Corp., TX Revenue
5.00% 03/01/42	1,500,000	1,572,552
Fort Bend Independent School District, TX GO, Permanent School Fund
4.00% 08/15/36	1,095,000	1,102,052
Grand Parkway Transportation Corp., TX Revenue
5.00% 10/01/37	2,145,000	2,225,269
Hays Consolidated Independent School District, TX GO, Permanent School Fund
5.00% 02/15/33	550,000	629,115
Hutto Independent School District, TX GO, Permanent School Fund
5.00% 08/01/44	1,600,000	1,690,393
Katy Independent School District, TX GO, Permanent School Fund
5.00% 02/15/43	750,000	787,659
Lamar Consolidated Independent School District, TX GO, Permanent School Fund
4.00% 02/15/40	1,000,000	995,320
5.00% 02/15/37 - 02/15/39	1,690,000	1,854,157
Lower Colorado River Authority, TX Revenue
5.00% 05/15/31 - 05/15/37	3,000,000	3,180,652
Mount Vernon Independent School District, TX GO, Permanent School Fund
5.00% 08/15/30	500,000	558,113
North Texas Municipal Water District, TX Revenue
5.00% 06/01/35	1,000,000	1,111,940
North Texas Tollway Authority, TX Revenue
5.00% 01/01/30	1,625,000	1,786,032
Pittsburg Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,250,000	1,151,212
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	1,025,000	1,049,266
Red River Education Finance Corp., TX Revenue
5.00% 03/15/35	1,000,000	1,152,846
San Antonio Independent School District, TX GO, Permanent School Fund
5.00% 08/15/36	750,000	852,564
San Antonio Water System, TX Revenue
5.00% 05/15/34	500,000	577,325
Spring Independent School District, TX GO, Permanent School Fund
5.00% 08/15/36	1,000,000	1,142,170
State of Texas, TX GO
4.00% 10/01/44	1,985,000	1,839,583
Tarrant Regional Water District Water Supply System Revenue, TX Revenue
5.00% 03/01/38	500,000	549,153
Texas A&M University, TX Revenue
5.00% 05/15/28 - 05/15/37	2,520,000	2,797,190
Texas Water Development Board, TX Revenue
5.00% 08/01/34	1,000,000	1,104,864
5.00% 10/15/36 (a)	500,000	572,056
5.25% 10/15/51	1,500,000	1,586,058

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Tomball Independent School District, TX GO, Permanent School Fund
4.00% 02/15/44	$1,000,000	$964,749
5.00% 02/15/48	1,700,000	1,754,133
Trinity River Authority Central Regional Wastewater System Revenue, TX Revenue
5.00% 08/01/40	500,000	544,102
Upper Trinity Regional Water District, TX Revenue, BAM
5.00% 08/01/27	530,000	552,953
		69,680,661
Utah - 2.5%
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,187,648
4.00% 03/01/47	1,000,000	934,710
City of Salt Lake City Airport Revenue, UT Revenue
5.00% 07/01/46 - 07/01/48	4,000,000	4,041,660
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,172,838
County of Utah, UT Revenue
4.00% 05/15/47	1,255,000	1,159,460
5.00% 05/15/31	1,125,000	1,192,158
Intermountain Power Agency, UT Revenue
5.00% 07/01/37 - 07/01/40	3,035,000	3,251,030
5.25% 07/01/45	1,500,000	1,568,698
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48 - 01/15/53	2,925,000	2,995,221
University of Utah, UT Revenue
5.00% 08/01/42	1,685,000	1,782,880
Weber School District, UT GO, School Bond Guaranty
4.00% 06/15/43	1,000,000	979,054
		21,265,357
Virginia - 2.9%
Alexandria Sanitation Authority, VA Revenue
5.00% 07/15/44	580,000	619,530
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/46 - 07/01/51	4,000,000	4,003,083
City of Alexandria, VA GO, State Aid Withholding
4.00% 12/15/48 - 12/15/53	7,500,000	7,112,851
City of Richmond Public Utility Revenue, VA Revenue
4.00% 01/15/36	4,350,000	4,355,512
County of Fairfax Sewer Revenue, VA Revenue
5.00% 07/15/54	3,125,000	3,261,357
County of Fairfax, VA GO, State Aid Withholding
4.00% 10/01/43	2,500,000	2,458,793
Fairfax County Water Authority, VA Revenue
4.00% 04/01/43	1,000,000	992,308
Virginia College Building Authority, VA Revenue, State Intercept
4.00% 09/01/35	1,000,000	1,012,814
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	955,088
		24,771,336
Washington - 4.3%
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 07/01/36 - 09/01/41	4,275,000	4,280,059
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 01/01/39 - 09/01/40	4,540,000	4,540,172
5.00% 07/01/52	3,000,000	3,092,709
City of Seattle, WA GO
4.00% 12/01/31	2,500,000	2,501,251
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/36	500,000	566,217
County of King, WA GO
4.00% 12/01/34	2,150,000	2,151,815
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	1,345,000	1,407,999
King County School District No. 414 Lake Washington, WA GO, School Bond Guaranty
5.00% 12/01/36	50,000	52,196
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/42	5,985,000	6,282,271
Snohomish County Public Utility District No. 1 Electric System Revenue, WA Revenue
5.00% 12/01/38	1,500,000	1,689,345
	Principal Amount	Fair Value
Spokane County School District No. 356 Central Valley, WA GO, School Bond Guaranty
4.00% 12/01/31	$2,605,000	$2,676,655
State of Washington, WA GO
5.00% 08/01/30 - 06/01/41	5,140,000	5,632,694
Vancouver Library Capital Facilities Area, WA GO
4.00% 12/01/27	1,000,000	1,017,664
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35	750,000	786,015
		36,677,062
Wisconsin - 0.7%
County of Dane, WI GO
5.00% 06/01/28	2,340,000	2,476,229
Oshkosh Area School District, WI GO
5.00% 03/01/36	1,000,000	1,102,963
State of Wisconsin, WI GO
4.00% 05/01/40	2,000,000	2,010,449
		5,589,641
Total Municipal Bonds and Notes (Cost $833,179,047)		831,255,418
Short-Term Investment - 0.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.07% (d)(e) (Cost $3,886,285)	3,886,285	3,886,285
Total Investments (Cost $837,065,332)		835,141,703
Other Assets and Liabilities, net - 1.2%		10,552,477
NET ASSETS - 100.0%		$845,694,180
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.
*	Less than 0.05%.

Abbreviations:
AG - Assured Guaranty, Inc
BAM - Build America Mutual Assurance Company

See Notes to Schedule of Investments.
6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$831,255,418	$—	$831,255,418
Short-Term Investment	3,886,285	—	—	3,886,285
Total Investments in Securities	$3,886,285	$831,255,418	$—	$835,141,703

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	2,198,910	$2,198,910	$98,798,969	$97,111,594	$—	$—	3,886,285	$3,886,285	$176,958
See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	7

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2025, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
8